Lincoln Inflation Plus Fund Investment Objectives and Goals - Lincoln Inflation Plus Fund	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Lincoln Inflation Plus Fund (“Fund”) is to seek a total return that exceeds the rate of inflation over an economic cycle (generally, rolling three-to-five-year periods).